Segment Information - Summary of Financial Data for Company's Reportable Business Segments (Detail) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 26, 2015	Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Sep. 26, 2015	Sep. 27, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Segment Reporting Information [Line Items]
Adjusted EBITDA	$ 117,834		$ 72,412							$ 182,443	$ 112,901
Total revenue	471,905	$ 334,086	394,759	$ 324,295	$ 151,091	$ 238,267	$ 316,263	$ 254,842	$ 106,829	1,030,835	870,145	$ 1,204,231	$ 916,201	$ 926,254
Interest expense	20,436		22,085							61,649	62,555	86,742	56,443	58,079
Total assets	2,316,736	1,729,777				1,247,794				2,316,736		1,729,777	1,247,794	1,284,479
Depreciation, depletion, amortization and accretion	33,306		23,255							86,818	63,950	87,826	72,934	68,290
Initial public offering costs										28,296
Goodwill impairment													68,202
Loss on debt financings	32,641									64,313			3,115	9,469
Income (loss) from continuing operations before taxes	31,451		27,072							(58,633)	(13,604)	(13,336)	(105,798)	(50,951)
Total capital expenditures										69,672	64,244	76,162	65,999	45,488
West Region [Member]
Segment Reporting Information [Line Items]
Goodwill impairment													53,264
East Region [Member]
Segment Reporting Information [Line Items]
Goodwill impairment													14,938
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total assets	2,280,801	1,703,713				1,233,451				2,280,801		1,703,713	1,233,451	1,262,721
Depreciation, depletion, amortization and accretion	32,678		22,849							85,132	62,902	86,358	72,468	68,209
Total capital expenditures										65,928	60,571	71,629	62,639	44,725
Operating Segments [Member] | Aggregates [Member]
Segment Reporting Information [Line Items]
Total revenue	86,070		68,636							218,336	160,002	229,047	159,019	146,991
Operating Segments [Member] | Cement [Member]
Segment Reporting Information [Line Items]
Total revenue	68,481		34,171							110,477	69,435	89,911	76,211	77,676
Operating Segments [Member] | Ready Mixed Concrete [Member]
Segment Reporting Information [Line Items]
Total revenue	95,481		75,429							254,878	189,198	274,970	112,878	100,941
Operating Segments [Member] | Asphalt [Member]
Segment Reporting Information [Line Items]
Total revenue	113,249		104,862							219,492	203,944	278,867	219,811	242,458
Operating Segments [Member] | Paving And Related Services [Member]
Segment Reporting Information [Line Items]
Total revenue	185,092		191,157							366,321	391,925	528,817	478,280	505,189
Operating Segments [Member] | West Region [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	59,574		39,105							110,940	71,646
Total revenue	261,742		211,302							597,484	478,432	665,716	426,195	484,922
Total assets	866,516	777,981				383,544				866,516		777,981	383,544	428,115
Depreciation, depletion, amortization and accretion	13,786		9,155							38,508	23,569	33,271	24,167	23,771
Income (loss) from continuing operations before taxes												96,133	28,607	14,429
Total capital expenditures										32,192	25,496	31,968	21,856	14,993
Operating Segments [Member] | Central Region [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	53,756		30,820							89,984	59,220
Total revenue	164,084		126,882							338,613	283,541	391,553	329,621	302,113
Total assets	1,189,565	704,134				657,421				1,189,565		704,134	657,421	610,003
Depreciation, depletion, amortization and accretion	15,778		9,710							37,198	28,061	38,793	33,808	30,215
Income (loss) from continuing operations before taxes												83,912	72,918	65,767
Total capital expenditures										24,335	28,485	32,114	33,030	20,996
Operating Segments [Member] | East Region [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	13,383		11,868							15,096	10,462
Total revenue	46,079		56,575							94,738	108,172	146,962	160,385	139,219
Total assets	224,720	221,598				192,486				224,720		221,598	192,486	224,603
Depreciation, depletion, amortization and accretion	3,114		3,984							9,426	11,272	14,294	14,493	14,223
Income (loss) from continuing operations before taxes												17,955	15,134	10,782
Total capital expenditures										9,401	6,590	7,547	7,753	8,736
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	(8,879)		(9,381)							(33,577)	(28,427)
Total assets	35,935	$ 26,064				$ 14,343				35,935		26,064	14,343	21,758
Depreciation, depletion, amortization and accretion	628		406							1,686	1,048	1,468	466	81
Income (loss) from continuing operations before taxes												(36,768)	(24,878)	(15,560)
Total capital expenditures										3,744	3,673	4,533	3,360	763
Operating Segment and Corporate and Other [Member]
Segment Reporting Information [Line Items]
Income (loss) from continuing operations before taxes												161,232	91,781	75,418
Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Interest expense												86,742	56,443	58,079
Depreciation, depletion, amortization and accretion												87,826	72,934	68,290
Goodwill impairment													68,202
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Total revenue	$ (76,468)		$ (79,496)							$ (138,669)	$ (144,359)	$ (197,381)	$ (129,998)	$ (147,001)